Finance Lease Liabilities (Details) - Schedule of minimum lease payments under finance lease agreements - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of minimum lease payments under finance lease agreements [Abstract]
Within 1 year	$ 673,105	$ 701,796
After 1 year but within 5 years	713,092	1,074,047
Less: Finance charges	(100,441)	(120,372)
Present value of finance lease liabilities, net	$ 1,285,756	$ 1,655,471